Income Taxes - Summary of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)
Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ (27,368)	$ (3,948)	¥ (6,301)
Provided	(3,383)	(488)	(23,079)
Written off	230	33	2,012
Balance at the end of the year	¥ (30,521)	$ (4,403)	¥ (27,368)